SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 04, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses	$ 5,862	$ 130
Fair value of equity compensation granted	$ 5,578
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for grant shares (in Shares)			5,242
Fair value of equity compensation granted			$ 5,578
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for grant shares (in Shares)	4,264
2023 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares exercisable term	10 years